Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,528,446.33

Principal:
Principal Collections	$22,316,083.84
Prepayments in Full	$14,196,145.48
Liquidation Proceeds	$828,343.80
Recoveries	$18,070.61
Sub Total	$37,358,643.73
Collections	$40,887,090.06

Purchase Amounts:
Purchase Amounts Related to Principal	$689,718.46
Purchase Amounts Related to Interest	$4,162.70
Sub Total	$693,881.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,580,971.22

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$41,580,971.22
Servicing Fee	$798,662.30	$798,662.30	$0.00	$0.00	$40,782,308.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,782,308.92
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$40,782,308.92
Interest - Class A-3 Notes	$360,050.85	$360,050.85	$0.00	$0.00	$40,422,258.07
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$40,274,699.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,274,699.74
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$40,191,213.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,191,213.66
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$40,121,880.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,121,880.33
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$40,024,213.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,024,213.66
Regular Principal Payment	$36,470,430.36	$36,470,430.36	$0.00	$0.00	$3,553,783.30
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,553,783.30
Residuel Released to Depositor	$0.00	$3,553,783.30	$0.00	$0.00	$0.00
Total		$41,580,971.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$36,470,430.36
Total					$36,470,430.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$36,470,430.36	$55.43	$360,050.85	$0.55	$36,830,481.21	$55.98
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$36,470,430.36	$17.88	$758,095.26	$0.37	$37,228,525.62	$18.25

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$600,084,743.65	0.9119829	$563,614,313.29	0.8565567
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$917,144,743.65	0.4496116	$880,674,313.29	0.4317327

Pool Information
Weighted Average APR	4.592%	4.584%
Weighted Average Remaining Term	42.47	41.59
Number of Receivables Outstanding	52,915	51,773
Pool Balance	$958,394,757.32	$919,593,109.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$921,125,891.30	$884,073,436.22
Pool Factor	0.4609984	0.4423344

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$13,793,896.64
Yield Supplement Overcollateralization Amount	$35,519,672.83
Targeted Overcollateralization Amount	$38,918,795.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,918,795.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		173	$771,356.69
(Recoveries)		121	$18,070.61
Net Losses for Current Collection Period			$753,286.08
Cumulative Net Losses Last Collection Period			$7,833,264.55
Cumulative Net Losses for all Collection Periods			$8,586,550.63

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.94%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.03%	908	$18,679,504.29
61-90 Days Delinquent	0.26%	114	$2,402,659.84
91-120 Days Delinquent	0.05%	19	$489,619.58
Over 120 Days Delinquent	0.13%	53	$1,150,084.61
Total Delinquent Receivables	2.47%	1,094	$22,721,868.32

Repossession Inventory:
Repossessed in the Current Collection Period		39	$776,413.50
Total Repossessed Inventory		62	$1,444,013.33

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6396%
Preceding Collection Period			0.6516%
Current Collection Period			0.9627%
Three Month Average			0.7513%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3265%
Preceding Collection Period			0.3043%
Current Collection Period			0.3593%
Three Month Average			0.3300%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer